Fair Value of Financial Assets and Liabilities (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2023 PEN (S/)	Jan. 31, 2021 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2022 USD ($)	Jan. 31, 2021 PEN (S/)
Fair Value of Financial Assets and Liabilities [Line Items]
Notional amount (in Dollars) | $						$ 132,000,000
Average rate						2.97%
Hedging instruments for senior notes (in Dollars) | $						$ 131,612,000
Unrealized gain | S/			S/ 2,154,000	S/ 3,838,000	S/ 20,836,000
Change in fair value of gain | S/				S/ 59,000	S/ 589,000
Derivative financial instruments at fair value (in Dollars) | $		$ 18,000,000
Profit or loss of the change on fair value amounts | S/							S/ 1,569,000
Cross Currency Swaps [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Underlying relationship amounts (in Dollars) | $						$ 388,000
Gain on currency swaps | S/	S/ 19,000